PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Short-Term U.S. Government Trust, which covers the six-month period from January 1, 1997, through June 30, 1997. The report begins with a commentary by the trust's portfolio manager and follows with a complete list of the trust's holdings and financial statements.

Federated Short-Term U.S. Government Trust continues to pursue daily income while bringing you the additional advantages of daily liquidity and stability of principal* through a portfolio of U.S. government money market securities.

On June 30, 1997, net assets stood at $506 million. The trust's net assets were invested across repurchase agreements fully collateralized by U.S. government and/or agency securities (63.7%) and short-term, direct U.S. government obligations (36.4%). Dividends paid to shareholders during the six-month reporting period totaled $0.02 per share.

Thank you for choosing Federated Short-Term U.S. Government Trust as a daily cash investment. We welcome your comments and suggestions.

Sincerely,
[Graphic]

Glen R. Johnson

President

August 15, 1997

* Money Market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the trust is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Federated Short-Term U.S. Government Trust is invested in direct U.S. Treasury and U.S. government agency obligations and repurchase agreements which have these securities as collateral. Although the trust has maintained a Treasury position due to narrow agency yield spreads over Treasuries, the trust continues to invest in issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, and Federal Home Loan Mortgage Corp. Recently, the trust has been managed with an average maturity of 35-45 days.

The first half of 1997 brought a change in monetary policy by the Federal Reserve Board (the "Fed"). After keeping monetary policy on hold for over a year, the Fed voted to raise the federal funds target rate by 25 basis points on March 25, 1997, to 5.50% from 5.25%. The move was seen as being preemptive against inflation in the face of persistent demand. At the beginning of the reporting period, short-term interest rates traded within a fairly narrow range, lulled by continued evidence of benign inflationary pressures. Continued above-trend economic growth, however, eventually began to weigh heavily on the market in light of tight labor market conditions. Short-term interest rates started to rise in late February, spurred onward by a particularly hawkish Congressional testimony by Fed Chairman Alan Greenspan late in the month, in which he indicated that the transitory factors preventing a rise in wages in the face of fairly robust growth may be ending. By the time the Fed tightened, much of the move had already been priced into the financial markets.

In the following weeks, short-term interest rates traded within a relatively narrow range as market participants debated the timing of the next tightening. As signs of weakened consumer demand finally appeared, rates fell in late April and throughout May, and then traded within a range for the remainder of the reporting period. Technical factors in the Treasury bill market, brought about by reduced supply of Treasury securities due to larger than expected tax receipts, provided a strong bid to this sector which exacerbated the decline in short-term interest rates over the reporting period.

Movements in the six-month Treasury bill over the reporting period reflected both shifting market sentiment regarding the Fed and these technical influences. The yield on the six-month Treasury bill opened 1997 at 5.30%, and traded between 5.15% and 5.35% until mid-February. As fears that strong economic growth might spark inflationary pressures unsettled the market, the yield on the six-month Treasury bill rose steadily to 5.60% by the time of the Fed tightening. The yield stayed high for several weeks before falling under the weight of technical factors to close the reporting period at 5.20%.

As a yield advantage continued to exist for investments in repurchase agreements versus direct investments in short-term Treasury or U.S. government agency securities, a substantial percentage of the trust's investments remained in repurchase agreements. The barbell structure of the trust was maintained over the reporting period, combining a significant position in short-term repurchase agreements and government agency floating rate notes with longer maturity securities of six to twelve months. This portfolio structure continued to provide a competitive yield.

The trust was targeted in an average maturity range of 35 to 45 days over the reporting period, representing a relatively neutral posture, and moved its positioning within that target range according to the relative value opportunities available in the market. With economic growth slowing from its torrid pace of 5.90% in the first quarter of the year and inflation remaining quite friendly, the Fed is likely to stay on the sidelines for the time being. As a result, the trust will likely remain in its current neutral stance in the near future barring any significant resurgence in growth or an uptake in inflationary pressures. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term U.S. government market.

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
PORTFOLIO OF INVESTMENTS

JUNE 30, 1997 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                      VALUE
 SHORT-TERM OBLIGATIONS -- 36.4%
$  4,000,000   (a)Federal Farm Credit Bank, Discount Note -- 0.8%
               5.570%, 8/15/1997                                            $  3,972,900
  10,800,000   Federal Home Loan Bank Notes -- 2.1%,
               5.460% - 6.025%, 11/18/1997 - 4/15/1998                        10,793,197
  12,500,000   (a)Federal Home Loan Bank, Discount Notes -- 2.4%
               5.450% - 5.740%, 7/15/1997 - 12/10/1997                        12,315,406
  11,000,000   (b)Federal Home Loan Bank, Floating Rate Notes -- 2.2%
               5.571% - 5.623%, 7/21/1997 - 9/4/1997                          10,995,311
   7,500,000   Federal Home Loan Mortgage Corp., Notes -- 1.5%
               5.640% - 5.840%, 8/28/1997 - 4/8/1998                           7,497,548
  10,809,000   (a)Federal Home Loan Mortgage Corp., Discount Notes -- 2.1%
               5.570% - 5.800%, 8/15/1997 - 11/5/1997                         10,660,980
   7,000,000   (b)Federal Home Loan Mortgage Corp., Floating Rate
               Note -- 1.4%, 5.688%, 7/21/1997                                 6,994,681
  11,100,000   Federal National Mortgage Association, Notes -- 2.2%
               5.790% - 6.000%, 3/25/1998 - 6/18/1998                         11,087,075
  46,500,000   (a)Federal National Mortgage Association, Discount
               Notes -- 9.1%, 5.480% - 5.880%, 7/2/1997 - 12/12/1997          45,947,936
  23,000,000   (b)Federal National Mortgage Association, Floating
               Rate Notes -- 4.5%, 5.270% - 5.543%, 7/11/1997 - 7/15/1997
  22,996,569 20,000,000 (b)Student Loan Marketing Association, Floating Rate
               Notes -- 4.0%, 5.260% - 5.320%, 7/15/1997                      19,998,700
   2,000,000   (a)U.S. Treasury Bill -- 0.4%
               5.600%, 3/5/1998                                                1,927,272
  18,700,000   U.S. Treasury Notes -- 3.7%
               6.125%-7.875%, 11/15/1997-5/15/1998                            18,830,352
                  TOTAL SHORT-TERM OBLIGATIONS                               184,017,927
 (C)REPURCHASE AGREEMENTS -- 63.7%
  80,000,000   Fuji Government Securities, Inc., 6.150%, dated 6/30/1997,
               due 7/1/1997                                                   80,000,000
  10,000,000   HSBC Securities, Inc., 6.150%, dated 6/30/1997,                10,000,000
               due 7/1/1997

 FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

  PRINCIPAL
    AMOUNT                                                                      VALUE
(C)REPURCHASE AGREEMENTS -- CONTINUED
$ 20,000,000   Lehman Brothers, Inc. Government Securities, 6.250%,
               dated 6/30/1997, due 7/1/1997                               $  20,000,000
  60,000,000   PaineWebber Group, Inc., 6.100%, dated 6/30/1997,              60,000,000
               due 7/1/1997
  20,000,000   Prudential Securities, Inc., 6.020%, dated                     20,000,000
               6/30/1997, due 7/1/1997
   1,900,000   SBC Capital Markets, 5.950%, dated 6/30/1997, due               1,900,000
               7/1/1997
  20,000,000   Toronto Dominion Securities (USA) Inc., 6.150%,
               dated 6/30/1997, due 7/1/1997                                  20,000,000
  25,000,000   UBS Securities, Inc., 6.150%, dated 6/30/1997, due             25,000,000
               7/1/1997
  11,000,000   (d)Chase Government Securities, Inc., 5.550%, dated
               5/21/1997, due 7/3/1997                                        11,000,000
  11,000,000   (d)Chase Government Securities, Inc., 5.620%, dated
               4/3/1997, due 7/2/1997                                         11,000,000
  25,000,000   (d)CS First Boston, 5.520%, dated 5/21/1997, due               25,000,000
               7/3/1997
  14,000,000   (d)Goldman Sachs Group, LP, 5.550%, dated 6/4/1997,            14,000,000
               due 7/7/1997
  12,000,000   (d)Lehman Brothers, Inc. Government Securities, 5.620%,
               dated 4/7/1997, due 7/7/1997                                   12,000,000
  12,000,000   (d)UBS Securities, Inc., 5.520%, dated 5/21/1997, due          12,000,000
                7/3/1997
                  TOTAL REPURCHASE AGREEMENTS                                321,900,000
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                  $505,917,927

(a) Each issue shows the rate of discount at time of purchase.

(b) Current rate and next reset date shown.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($505,703,613) at June 30, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

 ASSETS:
   Investments in repurchase agreements                                $  321,900,000
   Investments in securities                                              184,017,927
     Total investments in securities, at amortized cost and value                        $ 505,917,927
   Cash                                                                                        168,003
   Income receivable                                                                         1,816,469
   Receivable for shares sold                                                                   49,807
     Total assets                                                                          507,952,206
   LIABILITIES:
   Income distribution payable                                              2,201,466
   Accrued expenses                                                            47,127
     Total liabilities                                                                       2,248,593
   NET ASSETS for 505,703,613 shares outstanding                                         $ 505,703,613
   NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
   $505,703,613 / 505,703,613 shares outstanding                                        $1.00

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                              <C
 INVESTMENT INCOME:
 Interest                                                                      $ 15,408,338
 EXPENSES:
 Investment advisory fee                                       $  1,123,755
 Administrative personnel and services fee                          212,109
 Custodian fees                                                      26,087
 Transfer and dividend disbursing agent fees and                     38,706
 expenses
 Directors'/Trustees' fees                                            8,419
 Auditing fees                                                        7,508
 Legal fees                                                           2,404
 Portfolio accounting fees                                           49,296
 Shareholder services fee                                           702,347
 Share registration costs                                             9,593
 Printing and postage                                                 4,167
 Insurance premiums                                                   3,439
 Taxes                                                                3,042
 Miscellaneous                                                        5,633
     Total expenses                                               2,196,505
 Waivers
     Waiver of investment advisory fee           $ (329,946)
     Waiver of shareholder services fee            (561,878)
        Total waivers                                              (891,824)
               Net expenses                                                       1,304,681
                 Net investment income                                         $ 14,103,657

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                   SIX MONTHS
                                ENDED YEAR ENDED
                                                         (UNAUDITED)      DECEMBER 31,
                                                        JUNE 30, 1997         1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                               $     14,103,657 $     30,352,600
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                 (14,103,657)     (30,352,600)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                              906,131,921    1,768,232,818
 Net asset value of shares issued to shareholders in
 payment of distributions declared                           3,330,664        7,281,495
 Cost of shares redeemed                               (1,013,347,927)   (1,939,776,658)
  Change in net assets resulting from share              (103,885,342)     (164,262,345)
  transactions
    Change in net assets                                 (103,885,342)    (164,262,345)
 NET ASSETS:
 Beginning of period                                       609,588,955      773,851,300
 End of period                                       $     505,703,613  $   609,588,955

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                   SIX MONTHS
                     ENDED
                  (UNAUDITED)
                    JUNE 30,                                                        YEAR ENDED DECEMBER 31,
                      1997      1996      1995     1994       1993      1992       1991      1990       1989      1988    1987(A)
 NET ASSET VALUE,
 BEGINNING OF          $ 1.00   $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00   $ 1.00    $ 1.00    $ 1.00
 PERIOD
 INCOME FROM
 INVESTMENT OPERATIONS
   Net investment
   income                0.02     0.05      0.06     0.04      0.03      0.04      0.06       0.08     0.09      0.07      0.05
 LESS DISTRIBUTIONS
   Distributions
   from
   net investment
   income               (0.02)   (0.05)    (0.06)    (0.04)    (0.03)   (0.04)    (0.06)     (0.08)   (0.09)    (0.07)    (0.05)
 NET ASSET VALUE,
 END OF PERIOD         $ 1.00   $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00     $ 1.00   $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)         2.52%    5.10%     5.72%     3.99%     2.95%    3.64%     5.93%      8.11%    9.17%     7.47%     4.95%
 RATIOS TO
 AVERAGE
 NET ASSETS
   Expenses              0.46%*    0.46%     0.46%    0.45%     0.46%    0.46%     0.46%      0.46%    0.47%     0.48%    0.42%*
   Net investment
   income                5.02%*    4.99%     5.57%    3.89%     2.92%    3.58%     5.80%      7.82%    8.80%     7.39%    6.76%*
   Expense waiver/
   reimbursement(c)      0.32%*    0.33%     0.32%    0.11%     0.05%    0.03%     0.03%      0.04%    0.04%     0.08%    0.20%*
 SUPPLEMENTAL DATA
   Net assets,
   end of period
   (000 omitted)      $505,704  $609,589  $773,851 $977,106  $1,084,680  $1,012,509 $959,881 $1,091,158 $923,088 $564,343 206,614

* Computed on an annualized basis.

(a) Reflects operations for the period from April 16, 1987 (date of initial public investment) to December 31, 1987. For the period from the start of business, April 6, 1987 to April 15, 1987, net investment income was distributed to the Trust's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Short-Term U.S. Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

  REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 1997, capital paid-in aggregated $505,703,613.

Transactions in shares were as follows:

                                                                      SIX MONTHS      YEAR ENDED
                                                                        ENDED        DECEMBER 31,
                                                                    JUNE 30, 1997        1996
 Shares sold                                                            906,131,921   1,768,232,818
 Shares issued to shareholders in payment of distributions                3,330,664       7,281,495
 declared
 Shares redeemed                                                    (1,013,347,927) (1,939,776,658)
  Net change resulting from share transactions                        (103,885,342)   (164,262,345)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

Richard B. Fisher
Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its investment objective and policies, management fees, expenses and other information.

FEDERATED
SHORT-TERM
U.S.
GOVERNMENT TRUST

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

JUNE 30, 1997

[Graphic]

Federated Investors
Federated Securities Corp., Distributor

Cusip 313905101
8080106 (8/97)

[Graphic]